LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF SUPPLEMENTAL UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS INFORMATION RELATED TO LEASES

Supplemental Consolidated Balance Sheets information related to leases were as follows:

	December 31, 2024	December 31, 2025
	RMB	RMB

Operating leases

Right-of-use assets	194,388	270,325
Operating lease liabilities - current	14,563	35,842
Operating lease liabilities - non-current	180,920	245,373
Total operating lease liabilities	195,483	281,215

Finance leases

Right-of-use assets	1,346,728	1,319,087
Finance lease liabilities - current	183,852	187,541
Finance lease liabilities - non-current	1,141,118	1,081,322
Total finance lease liabilities	1,324,970	1,268,863

SCHEDULE OF SUPPLEMENTAL OF COMPREHENSIVE LOSS RELATED TO LEASES

The components of lease expense are as follows within the Consolidated Statements of Comprehensive Loss:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Operating lease expense:
Operating lease expense	20,115	19,058	33,827
Short-term lease expense	5,452	1,909	3,666
Total operating lease expenses	25,567	20,967	37,493
Finance lease expense:
Amortization expense	14,290	21,029	27,641
Interest expense	41,184	60,662	76,368
Total finance lease expenses	55,474	81,691	104,009
Total lease expenses	81,041	102,658	141,502

SCHEDULE OF SUPPLEMENTAL OTHER INFORMATION RELATED TO LEASE

Other information related to leases where the Group is the lessee was as follows:

	December 31, 2024	December 31, 2025

Weighted average remaining lease term
Operating leases	8.00	6.28
Finance leases	8.75	7.75
Weighted average incremental borrowing rate
Operating leases	4.30%	4.09%
Finance leases	6.58%	6.58%

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases were as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Operating cash outflows from operating leases	18,011	16,701	24,032
Right-of-use assets obtained in exchange for operating lease liabilities	97,731	39,301	100,867
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	1,353,827	28,220	-

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows:

	December 31, 2025
	Finance lease	Operating lease
	RMB	RMB

Matured as of December 31, 2025	127,746	-
Fiscal year ended December 31, 2026	132,474	47,004
Fiscal year ended December 31, 2027	132,474	49,958
Fiscal year ended December 31, 2028	132,474	51,704
Fiscal year ended December 31, 2029	132,474	54,180
Fiscal year ended December 31, 2030	132,474	53,658
Thereafter	922,384	66,665
Total lease payments	1,712,500	323,169
Less: imputed interest	(443,637)	(41,954)
Total lease liabilities	1,268,863	281,215
Less: current portion	(187,541)	(35,842)
Non-current portion of lease liabilities	1,081,322	245,373